Schedule of income, expenses, gains and losses of financial instruments (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 1,104	$ 1,569
Financial assets at fair value through profit or loss	4,459	2,366
Total	5,563	3,935
Financial assets at amortised cost two	(30,527)	(20,323)
Interest incomes member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	65	83
Financial assets at fair value through profit or loss
Total	65	83
Exchange differences member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	456	860
Financial assets at fair value through profit or loss	492	874
Total	948	1,734
Changes in fair value of financial assets member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	3,967	1,492
Total	3,967	1,492
Corporate notes member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	3	626
Financial assets at fair value through profit or loss
Total	3	626
Other note member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	580
Financial assets at fair value through profit or loss
Total	580
Interest incomes one member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	(26,920)	(13,814)
Total	(26,920)	(13,814)
Exchange differences one member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	(2,550)	(6,192)
Total	(2,550)	(6,192)
Other financial results one member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	(1,057)	(317)
Total	$ (1,057)	$ (317)